BANK LOAN (Tables)	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOAN

Bank loan consists of the following:

Provider	Loan period	Interest rate	March 31, 2026	September 30, 2025
			(Unaudited)
Short-term bank loan
Industrial & Commercial Bank of China (“ICBC”)*	July 31, 2025 to July 26, 2026	2.75%	$-	$318,865
China Merchants Bank (“CMB”)**	May 13, 2025 to May 13, 2026	2.8%	72,485	-
China Merchants Bank (“CMB”)**	April 22, 2025 to April 22, 2026	2.8%	101,479	-
Industrial and Commercial Bank of China (“ICBC”) *	June 17, 2025 to June 16, 2026	1.3%	144,970	-
Industrial & Commercial Bank of China (“ICBC”) *	March 27, 2026 to March 26, 2027	2.55%	289,938	-
Total short-term bank loan			$608,872	$318,865

Long-term bank loan
Webank*	June 17, 2025 to June 8, 2027	8%	$51,740	$-
Total long-term bank loan			$51,740	$-